Fees Summary	Sep. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	44,280.00
Total Offset Amount	2,496.49
Net Fee	$ 41,783.51
Final Prospectus	false